Shareholder Report, Holdings (Details)	Jun. 30, 2024
Midcap Stock Portfolio | Initial Shares | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Midcap Stock Portfolio | Initial Shares | RenaissanceRe Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Midcap Stock Portfolio | Initial Shares | Murphy Oil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Midcap Stock Portfolio | Initial Shares | Fortune Brands Innovations, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Midcap Stock Portfolio | Initial Shares | Watts Water Technologies, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Midcap Stock Portfolio | Initial Shares | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Midcap Stock Portfolio | Initial Shares | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Midcap Stock Portfolio | Initial Shares | ITT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Midcap Stock Portfolio | Initial Shares | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Midcap Stock Portfolio | Initial Shares | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Midcap Stock Portfolio | Initial Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Midcap Stock Portfolio | Initial Shares | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Midcap Stock Portfolio | Initial Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Midcap Stock Portfolio | Initial Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Midcap Stock Portfolio | Initial Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Midcap Stock Portfolio | Initial Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Midcap Stock Portfolio | Initial Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Midcap Stock Portfolio | Initial Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Midcap Stock Portfolio | Initial Shares | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Midcap Stock Portfolio | Initial Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Midcap Stock Portfolio | Initial Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Midcap Stock Portfolio | Initial Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Midcap Stock Portfolio | Initial Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Midcap Stock Portfolio | Service Shares | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Midcap Stock Portfolio | Service Shares | RenaissanceRe Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Midcap Stock Portfolio | Service Shares | Murphy Oil Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Midcap Stock Portfolio | Service Shares | Fortune Brands Innovations, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Midcap Stock Portfolio | Service Shares | Watts Water Technologies, Inc., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Midcap Stock Portfolio | Service Shares | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Midcap Stock Portfolio | Service Shares | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Midcap Stock Portfolio | Service Shares | ITT, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Midcap Stock Portfolio | Service Shares | Rambus, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Midcap Stock Portfolio | Service Shares | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Midcap Stock Portfolio | Service Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Midcap Stock Portfolio | Service Shares | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Midcap Stock Portfolio | Service Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Midcap Stock Portfolio | Service Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Midcap Stock Portfolio | Service Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Midcap Stock Portfolio | Service Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Midcap Stock Portfolio | Service Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Midcap Stock Portfolio | Service Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Midcap Stock Portfolio | Service Shares | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Midcap Stock Portfolio | Service Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Midcap Stock Portfolio | Service Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Midcap Stock Portfolio | Service Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Midcap Stock Portfolio | Service Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Small Cap Stock Index Portfolio | Service Shares | Abercrombie & Fitch Co., Cl. A
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Small Cap Stock Index Portfolio | Service Shares | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Small Cap Stock Index Portfolio | Service Shares | The Ensign Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Small Cap Stock Index Portfolio | Service Shares | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Small Cap Stock Index Portfolio | Service Shares | ATI, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Small Cap Stock Index Portfolio | Service Shares | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Small Cap Stock Index Portfolio | Service Shares | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Small Cap Stock Index Portfolio | Service Shares | Comerica, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Small Cap Stock Index Portfolio | Service Shares | Robert Half, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Small Cap Stock Index Portfolio | Service Shares | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Small Cap Stock Index Portfolio | Service Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
Small Cap Stock Index Portfolio | Service Shares | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Stock Index Portfolio | Service Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Small Cap Stock Index Portfolio | Service Shares | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Small Cap Stock Index Portfolio | Service Shares | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Small Cap Stock Index Portfolio | Service Shares | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Small Cap Stock Index Portfolio | Service Shares | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Small Cap Stock Index Portfolio | Service Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Small Cap Stock Index Portfolio | Service Shares | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Small Cap Stock Index Portfolio | Service Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Small Cap Stock Index Portfolio | Service Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Small Cap Stock Index Portfolio | Service Shares | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Small Cap Stock Index Portfolio | Service Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Technology Growth Portfolio | Initial Shares | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Technology Growth Portfolio | Initial Shares | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Technology Growth Portfolio | Initial Shares | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Technology Growth Portfolio | Initial Shares | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Technology Growth Portfolio | Initial Shares | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Technology Growth Portfolio | Initial Shares | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Technology Growth Portfolio | Initial Shares | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Technology Growth Portfolio | Initial Shares | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Technology Growth Portfolio | Initial Shares | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Technology Growth Portfolio | Initial Shares | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Technology Growth Portfolio | Initial Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Technology Growth Portfolio | Initial Shares | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Technology Growth Portfolio | Initial Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Technology Growth Portfolio | Initial Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Growth Portfolio | Initial Shares | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Technology Growth Portfolio | Initial Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.00%
Technology Growth Portfolio | Initial Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Technology Growth Portfolio | Initial Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Technology Growth Portfolio | Service Shares | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Technology Growth Portfolio | Service Shares | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Technology Growth Portfolio | Service Shares | Taiwan Semiconductor Manufacturing Co. Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Technology Growth Portfolio | Service Shares | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Technology Growth Portfolio | Service Shares | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Technology Growth Portfolio | Service Shares | ServiceNow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Technology Growth Portfolio | Service Shares | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Technology Growth Portfolio | Service Shares | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Technology Growth Portfolio | Service Shares | Alphabet, Inc., Cl. C
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Technology Growth Portfolio | Service Shares | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Technology Growth Portfolio | Service Shares | Net Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Technology Growth Portfolio | Service Shares | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Technology Growth Portfolio | Service Shares | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Technology Growth Portfolio | Service Shares | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Growth Portfolio | Service Shares | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Technology Growth Portfolio | Service Shares | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	67.00%
Technology Growth Portfolio | Service Shares | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Technology Growth Portfolio | Service Shares | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%